ADVANCES TO SUPPLIERS, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2016
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
11.	ADVANCES TO SUPPLIERS, NET – THIRD PARTIES

	As of December 31,
	2015	2016
	RMB	RMB
Advances to suppliers - current	258,114,710	333,291,005
Provision for advances to suppliers	(6,724,857)	(7,524,746)
Advances to suppliers, net	251,389,853	325,766,259

The Company recorded provisions of RMB2,694,857, nil and RMB799,889, against advances with other suppliers for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2015 and 2016, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months.